Organization and Principal Activities (Details)	May 31, 2024	Jun. 23, 2023	Mar. 10, 2023
Lianzhang Portal to LZ Menhu [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage	3.15%
Lianzhang Portal [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage	96.85%
Dongrun Technology [Member]
Organization and Principal Activities [Line Items]
Ownership percentage			100.00%
LZ Menhu [Member]
Organization and Principal Activities [Line Items]
Ownership percentage		93.70%